Short-Term Borrowings (Details) $ in Millions	1 Months Ended				12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 HKD ($)	May 31, 2024 USD ($)	May 31, 2024 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jul. 31, 2025
Short-term Borrowings [Line Items]
Principal amount borrowed on short term loan	$ 385,000	$ 3
Bearing interest					8.00%
Accrued interest	$ 4,780
Short Term Debt One [Member]
Short-term Borrowings [Line Items]
Principal amount borrowed on short term loan			$ 2,575,000	$ 20
Bearing interest			15.00%	15.00%
Principal amount						$ 2,506,000
Accrued interest						146,000
Interest expenses					$ 21,600	146,000
Short Term Debt Two [Member]
Short-term Borrowings [Line Items]
Principal amount borrowed on short term loan			$ 644,000	$ 5
Bearing interest			5.83%	5.83%
Principal amount						644,000
Interest expenses					$ 2,400	$ 22,000
Due date			Jul. 31, 2024	Jul. 31, 2024
Short-Term Borrowings [Member]
Short-term Borrowings [Line Items]
Bearing interest							8.00%